CONCENTRATIONS (Details)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
China National Petroleum Corporation [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.00%	45.00%	72.00%
China National Petroleum Corporation [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.00%	29.00%	32.00%
Customer One [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	43.00%	10.00%
Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	22.00%	18.00%
Customer Two [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.00%	14.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%		10.00%